CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.05	$ 0.30	$ 0.30
Navios Containers [Member]
Entity Listings [Line Items]
Share price		$ 4.96